UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6610

DREYFUS PREMIER GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	1/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Gnma Fund, Inc.
January 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--109.9%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--5.3%
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	6,598,584	6,637,123
Daimler Chrysler Auto Trust,
Ser. 2006-A, Cl. A3	5.00	5/8/10	7,149,288	7,204,662
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. A4	4.38	1/15/10	6,838,018	6,867,926
Ford Credit Auto Owner Trust,
Ser. 2006-A, Cl. A3	5.05	3/15/10	1,925,760	1,940,290
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A2A	5.42	4/15/10	7,000,000	7,083,135
USAA Auto Owner Trust,
Ser. 2004-2, Cl. A4	3.58	2/15/11	1,277,097	1,277,379
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A3,	4.83	4/15/10	3,786,859	3,804,836
WFS Financial Owner Trust,
Ser. 2004-3, Cl. C	3.60	2/17/12	1,441,312	1,435,947
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A3A	4.25	6/17/10	1,778,403	1,782,471
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	2,000,000	2,008,560
				40,042,329
Asset-Backed Ctfs./Credit Cards--2.3%
Chase Issuance Trust,
Ser. 2007-A4, Cl A4	4.24	4/16/12	5,250,000 a	5,197,339
Chase Issuance Trust,
Ser. 2007-A1, Cl. A1	4.26	3/15/13	7,000,000 a	6,892,859
MBNA Credit Card Master Note
Trust, Ser. 2003-A9, Cl. A9	4.37	2/15/11	5,250,000 a	5,241,038
				17,331,236
Asset-Backed Ctfs./Home Equity Loans--3.2%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	3.44	4/25/36	305,289 a	304,620
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	6,144,109 a	6,194,250
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	3.42	12/25/36	2,552,060 a	2,471,896
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	875,000	262,640
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	664,286 a	662,035
Federal National Mortgage
Association, Whole Loan,
Ser. 2001-W1, Cl. AF6	6.90	7/25/31	2,127,038 a	2,121,520
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	790,737	788,931
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	3.48	4/1/37	6,293,320 a	6,159,901
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	2,325,000 a	1,354,378
Morgan Stanley ABS Capital I,
Ser. 2007-HE2, Cl. A2A	3.42	1/25/37	3,878,593 a	3,773,909

				24,094,080
Commercial Mortgage Pass-Through Ctfs.--.6%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	3.66	1/25/37	2,431,752 a,b	2,348,330
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	5.02	3/6/20	2,275,000 a,b	2,130,853
				4,479,183
Residential Mortgage Pass-Through Ctfs.--4.4%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.49	1/25/36	1,209,567 a	1,222,392
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	3,500,000 a	3,339,853
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	4,976,710	5,043,446
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	6.57	12/25/34	2,754,383 a	2,787,050
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2	6.13	9/25/36	1,318,661 a	1,282,423
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	3.44	3/25/37	4,275,359 a	4,194,288
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	3,500,000 a	3,330,117
JP Morgan Mortgage Trust,
Ser. 2003-A1, Cl. 1A1	4.33	10/25/33	4,936,206 a	4,947,439
JP Morgan Mortgage Trust,
Ser. 2005-A7 Cl. 1A2	4.99	10/25/35	1,925,000 a	1,955,968
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.00	7/20/35	3,083,775 a	3,104,591
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	2,225,000 a	2,110,098
				33,317,665
U.S. Government Agencies/Mortgage-Backed--94.0%
Federal Home Loan Mortgage Corp.:
5.00%, 3/1/20			1,000,581	1,014,134
6.00%, 8/1/22			3,523,524	3,638,870
Federal National Mortgage Association:
6.00%			21,990,000 c	22,592,515
6.50%			34,575,000 c	35,833,737
6.00%, 7/1/22 - 9/1/22			7,871,062	8,137,697
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			1,262,926	1,181,884
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			4,094,968	4,216,324
Government National Mortgage Association I:
6.00%			50,000,000 c	51,632,800
6.50%			33,795,000 c	35,183,772
5.00%, 5/15/33 - 10/15/35			58,107,215	58,310,256
5.50%, 6/15/20 - 6/15/36			144,296,818	147,323,571
6.00%, 10/15/19 - 8/15/37			106,737,694	110,338,338
6.50%, 10/15/08 - 10/15/37			20,604,894	21,448,976
7.00%, 11/15/22 - 12/15/22			14,900	15,970
7.50%, 2/15/17 - 5/15/26			6,656,041	7,181,039
8.00%, 4/15/08 - 12/15/22			2,809,292	3,073,559
8.50%, 7/15/08 - 12/15/22			2,472,462	2,719,165
9.00%, 1/15/19 - 12/15/22			2,076,433	2,282,771

9.50%, 3/15/18 - 1/15/25	507,231	568,455
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	759,812	752,535
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	3,060,860	3,068,724
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	4,037,579	4,057,950
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	2,996,195	3,011,755
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	8,601,135	8,636,065
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	362,952	364,991
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,515,694	1,521,452
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	2,689,380	2,713,444
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	3,096,245	3,124,450
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,933,087	3,971,923
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,093,755	1,107,212
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,260,000	4,334,353
Government National Mortgage Association II:
5.00%, 9/20/33 - 7/20/35	32,341,548	32,362,450
5.50%, 1/20/34 - 1/20/36	66,762,230 a	68,051,009
5.63%, 9/20/27 - 8/20/32	5,177,381 a	5,211,115
6.00%, 12/20/28 - 2/20/36	27,531,587	28,433,762
6.38%, 2/20/27 - 6/20/32	3,124,467 a	3,191,059
6.50%, 5/20/31 - 7/20/31	2,149,216	2,245,337
7.00%, 4/20/24 - 4/20/32	10,937,718	11,683,808
7.50%, 9/20/30	144,843	155,779
9.00%, 7/20/25	132,276	145,512
9.50%, 9/20/17 - 2/20/25	118,506	132,231
		704,970,749
U.S. Treasury Notes--.1%
4.00%, 6/15/09	594,000 d	609,222
Total Bonds and Notes
(cost $818,287,387)		824,844,464
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, June 2009@
2.5
(cost $140,187)	37,500,000	115,759
	Principal
Short-Term Investments--8.1%	Amount ($)	Value ($)

U.S. Government Agencies
Federal Home Loan Bank,
2.65%, 3/5/08	3,000,000	2,992,712
Federal National Mortgage
Association, 3.09%, 2/20/08	57,835,000	57,740,616
Total Short-Term Investments
(cost $60,733,328)		60,733,328

Other Investment--.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,586,000)	6,586,000 [e]	6,586,000

Total Investments (cost $885,746,902)	118.9%	892,279,551
Liabilities, Less Cash and Receivables	(18.9%)	(141,534,761)
Net Assets	100.0%	750,744,790

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $4,479,183 or 6.0% of net assets.
c	Purchased on a forward commitment basis.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	635	135,393,906	March 2008	2,001,376
U.S. Treasury 30 Year Bonds	30	3,579,375	March 2008	30,703
Financial Futures Short
U.S. Treasury 10 Year Notes	248	(28,946,250)	March 2008	(939,000)
				1,093,079

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ J. James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)